The table below shows the breakdown by maturity of the fair value amounts: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	$ 10
Exchange rate contracts - Future	24
Forward contracts	81,528
Warrants	19,756
Interest rate contracts - Future	(462)	$ 2,449,451
Exchange rate contracts - Future	(4,034)	10,214
Interest rate contracts - Swap	(7)
Forward contracts	(82,775)
Total	14,040
Interest rate contracts - Future	5
Exchange rate contracts - Future	27	110,101
Interest rate contracts - Swap	48
Interest rate contracts - Future	(2,421)
Exchange rate contracts - Future	(362)
Total	(2,703)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	2
Exchange rate contracts - Future	24
Forward contracts	81,528
Warrants
Interest rate contracts - Future	(69)
Exchange rate contracts - Future	(4,034)
Interest rate contracts - Swap
Forward contracts	(82,775)
Total	(5,324)
Interest rate contracts - Future	1
Exchange rate contracts - Future	27
Interest rate contracts - Swap	48
Interest rate contracts - Future	(54)
Exchange rate contracts - Future	(362)
Total	(340)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts - Future	8
Exchange rate contracts - Future
Forward contracts
Warrants	19,756
Interest rate contracts - Future	(393)	2,167,127
Exchange rate contracts - Future		10,214
Interest rate contracts - Swap	(7)
Forward contracts
Total	19,364
Interest rate contracts - Future	4
Exchange rate contracts - Future
Interest rate contracts - Swap
Interest rate contracts - Future	(2,367)
Exchange rate contracts - Future
Total	$ (2,363)